Provision for taxes, civil and labor risks	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provision for taxes, civil and labor risks
27.	Provision for taxes, civil and labor risks

The Company is party to certain labor, civil and tax lawsuits for which appeals have been filed. Based on the Company’s external and internal legal counsels’ opinion, Management believes that the recorded provisions are sufficient to cover probable losses. In addition, the Company has made judicial deposits when required by court.

These provisions are as follows:

	December 31,
	2018	2017
Taxes	1,962	1,896
Civil	44,960	48,751
Labor	34,062	22,551

	80,984	73,198

Changes in these provisions are as follows:

Total
Balance at December 31, 2016	76,353
Provisions recognized	78,469
Utilized provisions	(81,624)

Balance at December 31, 2017	73,198

Provisions recognized	70,439
Utilized provisions	(62,653)

Balance at December 31, 2018	80,984

The total amount of claims, which according to management represent losses that are reasonably possible but not probable, for which no provision was recorded are as follow:

	December 31,
	2018	2017
Taxes	87,384	80,648
Civil	43,203	23,304
Labor	135,311	133,283

	265,898	237,235

The Company’s management, together with its legal counsel, analyzes the proceedings on a case-by-case basis and records the amount of the provision for labor, civil and tax risk based on the probable cash disbursement for the related proceedings.

a)

Tax proceedings: The Company has tax proceedings related to additional charge of 1% of COFINS on imports of aircraft and engines, in accordance with the provisions of Law 10,865 / 04, the application of COFINS at a zero rate for imports of aircraft and parts and parts. Management believes that the chances of loss is possible and therefore no provision was recorded for such amounts.

b)	Civil lawsuits: the Company is party to various types of civil lawsuits, for compensation claims in relation to flight delays, cancellations of flights, luggage and damage loss, and others.

c)	Labor lawsuits: the Company is party to various types of labor lawsuits, related to overtime, additional remuneration for undertaking hazardous activities and safety related payments and others.

The Labor Prosecution’s Office filed on February 22, 2017 a lawsuit against the Company claiming that it had violated certain labor regulations, including limitations on daily working hours and rest periods. The claim totals approximately R$66,000 in punitive damages. The lawsuit is currently suspended and the Company is negotiating an agreement and classifies the likelihood of loss as possible.